Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted number of outstanding shares	186,920,154	182,721,369
Weighted number of outstanding shares (diluted and undiluted)	186,920,154	182,721,369
Net profit (loss) attributable to ordinary shareholders	€ (7,154)	€ (9,187)
Basic	€ (0.04)	€ (0.05)
Diluted	€ (0.04)	€ (0.05)